4. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Common Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	200,000,000	100,000,000	100,000,000
June through November 2012
Shares due under agreement for services rendered		150,000
Fair value of Shares due under agreement for services rendered		$ 76,500
July, August and September 2012
Shares due under agreement for services rendered		22,500
Fair value of Shares due under agreement for services rendered		$ 11,475